Derivative Financial Instruments - Schedule of Financial Liabilities by Maturity (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis For Derivative Financial Instruments [line items]
Assets from derivative transactions	R$ 825,924	R$ 595,380
Liabilities from derivative transactions	(310,190)	R$ (440,994)
Total financial instruments	515,734
Not yet due [member]
Disclosure Of Maturity Analysis For Derivative Financial Instruments [line items]
Assets from derivative transactions	3,354
Liabilities from derivative transactions	(2,135)
Total financial instruments	1,219
Until 6 months [member]
Disclosure Of Maturity Analysis For Derivative Financial Instruments [line items]
Assets from derivative transactions	89,580
Liabilities from derivative transactions	(46,987)
Total financial instruments	42,593
7 to 12 months [member]
Disclosure Of Maturity Analysis For Derivative Financial Instruments [line items]
Assets from derivative transactions	75,214
Liabilities from derivative transactions	(32,074)
Total financial instruments	43,140
More than one year up to five years [member]
Disclosure Of Maturity Analysis For Derivative Financial Instruments [line items]
Assets from derivative transactions	657,776
Liabilities from derivative transactions	(228,994)
Total financial instruments	R$ 428,782